Share Capital and Equity Compensation - Summary of Changes to the Number of Shares Outstanding (Details) - shares		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2023
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued on separation		2.171
Converted into shares		(1.191)
Granted	670,000	0.670
Number of shares outstanding balance		1.650
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued on separation		225,000
Converted into shares		(130,000)
Number of shares outstanding balance		95,000
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued on separation		1,037,000
Converted into shares		(409,000)
Number of shares outstanding balance		628,000